INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Schedule of Investment in Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 519	$ 714
Lumax [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	519	563
Ituran MOB [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 0	$ 151